LEASE - Lease liabilities (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$) item	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Lease Liabilities
Present value of liabilities		R$ 5,191,760	R$ 3,984,070	R$ 0
Period for lease ships to be available for chartering from third parties	10 months	10 months
Number of leased ships available for chartering from third parties | item		2
Revenue from leased assets charted by third parties	$ 7,500	R$ 35,841
IFRS 16, Leases
Lease Liabilities
Present value of liabilities		R$ 5,191,760
Lands and Farms | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		11.45%
Present value of liabilities		R$ 2,361,538
Machines and Equipment | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		10.62%
Present value of liabilities		R$ 189,061
Buildings | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		9.80%
Present value of liabilities		R$ 81,144
Ships and boats | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		11.39%
Present value of liabilities		R$ 2,557,824
Vehicles | IFRS 16, Leases
Lease Liabilities
Average rate - % per annual		10.04%
Present value of liabilities		R$ 2,193